Loss Before Tax - Schedule of Loss Before Tax (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Loss Before Tax [Abstract]
Cost of inventories sold		¥ 42,481	$ 6,074	¥ 27,031	¥ 29,342
Cost of services provided		2,277	326	2,054	1,201
Write-down of inventories to net realizable value		4,180	598
Depreciation of property, plant and equipment	[1]	65,761	9,404	71,184	55,281
Depreciation of investment property	[1]				15,883
Depreciation of right-of-use assets	[1]	10,657	1,524	11,134	11,632
Amortization of intangible assets	[1]	10,062	1,439	10,851	10,399
Research and development costs		1,137,448	162,653	947,245	706,972
Wages and salaries		404,195	57,799	367,008	337,381
Equity-settled share-based payment expenses	[1]	20,874	2,985	20,924	31,503
Pension scheme contributions (defined contribution scheme)	[2]	35,234	5,038	34,404	30,705
Total		460,303	65,822	422,336	399,589
Derivative financial instruments					(2,822)
Financial assets at FVTPL		1,134	162	832	699
Financial liabilities at FVTPL		29,533	4,223
(Gain)/Loss on disposal of items of property, plant and equipment		18	3	50	(4)
Gain on disposal of items of lease		(685)	(99)	(85)
Lease payments not included in the measurement of lease liabilities		329	47	238	181
Government grants related to income		(14,496)	(2,073)	(9,073)	(19,358)
Bank interest income		(82,125)	(11,744)	(37,840)	(32,409)
Auditors’ remuneration		5,100	729	7,900	2,550
Donations		23,395	3,345	6,322	3,988
Penalty		5,777	826	1,425	24
Foreign exchange (gain)/loss, net		¥ 10,161	$ 1,453	¥ (6,694)	¥ (1,621)

[1]	The depreciation of property, plant and equipment, the depreciation of investment property, the depreciation of right-of-use assets, the amortization of intangible assets and the equity-settled share-based payment expenses for the years are included in “Cost of Sales”, “Research and development expenses”, “Selling and distribution expenses” and “Administrative expenses” in the consolidated statements of profit or loss.
[2]	There are no forfeited contributions that may be used by the Group as the employer to reduce the existing level of contributions.